UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [ ]; Amendment Number: ____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212)984-2378

Signature, Place and Date of Signing:

      January 22, 2008

/s/ Steve Tarrab                    New York, NY           February 14, 2008
------------------------       -----------------------  ---------------------
   [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.
[_]        13F NOTICE.
[_]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    521037

                                                                FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE     SHARED   NONE
--------------                   --------------   -----      -------- -------  --- ---- --------  --------  ----     ------   ----
ABERCROMBIE & FITCH CO CL A CO   COMMON STOCK     002896207  18941     236848  SH       SOLE      NONE       236848  0        0
AUTOZONE INC  COM STK            COMMON STOCK     053332102  19007     158507  SH       SOLE      NONE       158507  0        0
COLLECTIVE BRANDS INC COM STK    COMMON STOCK     19421W100  19531    1123101  SH       SOLE      NONE      1123101  0        0
COPART INC  COM STK              COMMON STOCK     217204106  19923     468237  SH       SOLE      NONE       468237  0        0
CROCS INC  COM STK               COMMON STOCK     227046109  18042     490141  SH       SOLE      NONE       490141  0        0
CVS CAREMARK CORP  COM STK       COMMON STOCK     126650100  19711     495869  SH       SOLE      NONE       495869  0        0
DICK'S SPORTING GOODS COM        COMMON STOCK     253393102  18894     680630  SH       SOLE      NONE       680630  0        0
DOLLAR TREE STORES I NC COM ST   COMMON STOCK     256747106  19570     755018  SH       SOLE      NONE       755018  0        0
EBAY INC  COM STK                COMMON STOCK     278642103  19711     593879  SH       SOLE      NONE       593879  0        0
GUESS INC  COM STK               COMMON STOCK     401617105  18361     484593  SH       SOLE      NONE       484593  0        0
GYMBOREE CORP  COM STK           COMMON STOCK     403777105  19033     624852  SH       SOLE      NONE       624852  0        0
HASBRO INC  COM STK              COMMON STOCK     418056107  18461     721684  SH       SOLE      NONE       721684  0        0
ICONIX BRAND GROUP I NC          COMMON STOCK     451055107  18086     919944  SH       SOLE      NONE       919944  0        0
JACK IN THE BOX COM STK          COMMON STOCK     466367109  18634     723087  SH       SOLE      NONE       723087  0        0
JO-ANN STORES INC  COM STK       COMMON STOCK     47758P307  18416    1407956  SH       SOLE      NONE      1407956  0        0
LIFETIME FITNESS                 COMMON STOCK     53217R207  20206     406727  SH       SOLE      NONE       406727  0        0
LULULEMON ATHLETICA INC          COMMON STOCK     550021109  21470     453251  SH       SOLE      NONE       453251  0        0
MSC INDL DIRECT INC CL A COM S   COMMON STOCK     553530106  18080     446748  SH       SOLE      NONE       446748  0        0
NETFLIX INC  COM STK             COMMON STOCK     64110L106  22419     842170  SH       SOLE      NONE       842170  0        0
PAPA JOHNS INTL INC  COM STK     COMMON STOCK     698813102  18963     835370  SH       SOLE      NONE       835370  0        0
PHILLIPS-VAN HEUSEN CORP COM S   COMMON STOCK     718592108  19304     523712  SH       SOLE      NONE       523712  0        0
TECH DATA CORP  COM STK          COMMON STOCK     878237106  20732     549619  SH       SOLE      NONE       549619  0        0
TIFFANY & CO  COM STK            COMMON STOCK     886547108  19602     425857  SH       SOLE      NONE       425857  0        0
UNDER ARMOUR INC CL A COM STK    COMMON STOCK     904311107  19495     446409  SH       SOLE      NONE       446409  0        0
WARNACO GROUP INC  COM STK       COMMON STOCK     934390402  18372     527937  SH       SOLE      NONE       527937  0        0
WHOLE FOODS MKT INC  COM STK     COMMON STOCK     966837106  18264     447639  SH       SOLE      NONE       447639  0        0
YUM! BRANDS INC                  COMMON STOCK     988498101  19809     517604  SH       SOLE      NONE       517604  0        0



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